RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]
	Thousands of U.S. dollars
	2017	2018	2019
Salaries and variable remuneration	4,374	10,703	11,104
Salaries	3,303	9,524	5,828
Share-based compensation	-	-	4,173
Variable remuneration	1,071	1,179	1,103
Payment in kind	858	1,116	793
Medical insurance	138	206	177
Life insurance premiums	28	44	86
Other	692	866	530
Total	5,232	11,819	11,897